Investments (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Proceeds from sale of debt securities				$ 0	$ 0	$ 8,389
Net realized investment gains				0	0	117
Fair value of debt security in unrealized loss position	$ 8,207	$ 8,115	$ 8,210	8,207	8,115	8,210
Gross unrealized losses	103	638	$ 546
Embedded Derivatives, Assets	471,192	246,405		471,192	246,405
Embedded Derivatives, Liabilities	471,192	246,405		471,192	246,405
Embedded Derivatives, Increase (Decrease) in fair value				136,078	49,225	$ 3,591
Securities on deposit with regulatory jurisdictions	$ 2,024	$ 1,713		$ 2,024	$ 1,713